Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	MOGU Inc.
Entity Central Index Key	0001743971
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38748
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Huanglong Wanke Center, 23/F, Building No. G, No. 77 Xueyuan Road
Entity Address, City or Town	Xihu District
Entity Address, Postal Zip Code	310012
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai
Business Contact
Document Information [Line Items]
Contact Personnel Name	Qi Feng
Entity Address, Address Line One	Huanglong Wanke Center, 23/F, Building No. G, No. 77 Xueyuan Road
Entity Address, City or Town	Xihu District
Entity Address, Postal Zip Code	310012
City Area Code	+86
Local Phone Number	571 8530 8201
Contact Personnel Email Address	ir@mogu.com
Entity Address, Country	CN
American Depository Shares
Document Information [Line Items]
Trading Symbol	MOGU
Security 12(b) Title	American depositary shares (one American depositary share representing 300 Class A ordinary shares, par value US$0.00001 per share)
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Security 12(b) Title	Class A ordinary shares, par value US$0.00001 per share
Entity Common Stock, Shares Outstanding	2,190,737,700
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	303,234,004